Shareholders' contributions	12 Months Ended
Dec. 31, 2024
Statement of changes in equity [abstract]
Shareholders' contributions	Shareholders' contributions
The share capital of the Group is represented by common shares with a nominal value of US$1.5 per share and one vote each.

	Number of shares	Share capital and share premium
At January 1, 2022	122,382	1,034,633
Reduction of issued share capital of the company	(11,000)	(16,500)
Employee share options exercised (Note 23) (1)	—	2,432
Restricted shares granted and units vested (Note 23)	—	4,647
Purchase of own shares	—	(29,970)
Dividends paid to shareholders	—	(35,000)
At December 31, 2022	111,382	960,242
Employee share options exercised (Note 23) (1)	—	236
Restricted shares granted and units vested (Note 23)	—	7,528
Purchase of own shares	—	(22,123)
Dividends paid to shareholders	—	(35,000)
At December 31, 2023	111,382	910,883
Employee share options exercised (Note 23) (1)		115
Restricted shares granted (Note 23)		7,540
Purchase of own shares		(57,066)
Dividends provided for and paid to mayor shareholders	—	(35,000)
At December 31, 2024	111,382	826,472

(1)Treasury shares were used to settle these options, units and grants.

Decision of the Extraordinary General Shareholders’ meeting

On April 20, 2022 the extraordinary general meeting of the shareholders of the Company resolved to reduce the issued share capital of the Company by an amount of $16,500,000 by the cancellation of 11,000,000 shares with a nominal value of $1.50 each held in treasury by the Company so that, as from April 20, 2022, the issued share capital amounts to $167,072,722.50, represented by 111,381,815 shares in issue with a nominal value of $1.50 each.

Share Repurchase Program

On September 24, 2013, the Board of Directors of the Company has authorized a share repurchase program for up to 5% of its outstanding shares. The repurchase program has commenced on September 24, 2013 and is reviewed by the Board of Directors after each 12-month period. On December 11, 2024, the Board of Directors approved the renewal of the program, and also its extension for an additional twelve-month period, ending December 31, 2025.

Repurchases of shares under the program are made from time to time in open market transactions in compliance with the trading conditions of Rule 10b-18 under the U.S. Securities Exchange Act of 1934, as amended, and applicable rules and regulations. The share repurchase program does not require Adecoagro to acquire any specific number or amount of shares and may be modified, suspended, reinstated or terminated at any time in the Company’s discretion and without prior notice.

As of December 31, 2024, the Company repurchased 31,241,925 shares under this program, of which 9,067,146 have been applied to some exercise of the Company’s stock option plan and restricted stock units and the grant of restricted shares. In 2024, 2023 and 2022 the Company repurchased shares for an amount of US$66.9 million; US$26.2 million and US$36.8 million respectively.

As of December 31, 2024 the company held 11,328,038 own shares, representing 10.2% of its issued capital stock. The Board of Directors intends to propose a reduction of capital through the cancellation of shares, with the objective of reducing the balance to below ten percent.

Dividend distribution

On April 17, 2024 the general meeting of the shareholders of the Company resolved the payment of an annual dividend of $35 million to be paid to outstanding shares in two installments. The first payment of the year 2024, of US$17.5 million (0.1682 per share) was made on May 29, 2024 and the second installment was made in November 27, 2024 (0.1740 per share).

On April 19, 2023 the general meeting of the shareholders of the Company resolved the payment of an annual dividend of $35 million to be paid to outstanding shares in two installments. The first payment of the year 2023, of US$ 17.5 million (0.1626 per share) was made on May 24, 2023 and the second installment was made in November 24, 2023 (0.1649 per share).

On April 20, 2022 the general meeting of the shareholders of the Company resolved the payment of an annual dividend of US$ 35 million to be paid to outstanding shares in two installments in May and November. The first payment, of US$ 17.5 million (0.1572 per share) was made on May 17, 2022 and the second also US$ 17.5 million (0.1602 per share) installment was made on November 17, 2022.

Interim Dividend Proposal

On March 11, 2025 the Company’s Board of Directors approved the distribution of an interim dividend of US$17.5 million, to be paid in May of 2025. These Consolidated Financial Statements do not reflect this dividend payable.